Acquisitions of businesses and purchase accounting - Heckman Healthcare Services & Supplies, Inc. - Asset and Liabilities (Details) - Heckman Healthcare Services & Supplies, Inc - USD ($)	Sep. 30, 2022	Nov. 01, 2021
Disclosure of detailed information about business combination [line items]
Cash		$ 169,000
Accounts receivable		170,000
Inventory		280,000
Property, equipment, and right of use assets, net		1,165,000
Goodwill		965,000
Intangible assets		90,000
Accounts payable		(159,000)
Accrued liabilities		(96,000)
Deferred revenue		(27,000)
Deferred tax liability		(122,000)
Net assets acquired		2,435,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 332,000	2,103,000
Consideration paid or payable		2,435,000
Goodwill deductible for tax purposes		$ 0